UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22924

Susa Registered Fund, L.L.C.

(Exact name of registrant as specified in charter)

c/o Susa Fund Management LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom

(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
850 New Burton Road, Suite 201
Dover, DE 19904

 (Name and address of agent for service)

Registrant's telephone number, including area code: +44 207 399 0960

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited)

Notional Amount		Effective Date - Termination Date	September 30, 2016 Fair Value
	Contracts for Difference, net - (4.75%)
	Contracts for Difference - Long - (4.48%)
	Denmark - (1.64%)
	Commercial Services - 0.28%
$3,542,635	ISS A/S	05/24/2016 - 11/14/2025	$147,959
	Retail - (1.92%)
6,181,796	Pandora A/S	05/30/2016 - 05/28/2026	(1,018,052)
	Total Denmark		$(870,093)
	Finland - (0.30%)
	Auto Parts & Equipment - (0.30%)
2,514,832	Nokian Renkaat OYJ *	08/10/2016 - 08/12/2026	(159,696)
	Total Finland		$(159,696)
	Germany - (0.48%)
	Chemicals - (0.09%)
1,898,198	Brenntag AG *	09/15/2016 - 09/16/2026	33,126
866,926	Wacker Chemie AG *	07/13/2016 - 07/15/2026	(80,881)
	Internet - (0.52%)
1,369,504	United Internet AG	11/27/2015 - 11/27/2025	(276,491)
	Software - 0.13%
2,844,122	SAP SE	08/15/2016 - 08/13/2026	72,347
	Total Germany		$(251,899)
	Ireland - 0.28%
	Oil & Gas Services - 0.28%
1,874,233	DCC PLC	07/06/2016 - 07/08/2026	145,696
	Total Ireland		$145,696
	Jersey - 0.05%
	Commercial Services - 0.05%
2,480,713	UBM PLC	09/08/2016 - 09/09/2026	25,823
	Total Jersey		$25,823
	Luxembourg - 0.09%
	Metal Fabricate/Hardware - 0.09%
2,540,562	Tenaris SA *	06/29/2016 - 07/01/2026	47,755
	Total Luxembourg		$47,755

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2016 Fair Value
	Contracts for Difference, net - (continued)
	Contracts for Difference - Long - (continued)
	Netherlands - (2.50%)
	Food - (0.87%)
$6,403,081	Koninklijke Ahold Delhaize NV *	08/15/2016 - 08/13/2026	$(458,749)
	Home Furnishings - (1.44%)
1,290,044	Steinhoff International Holdings Ltd. *	03/31/2016 - 02/17/2026	(244,313)
3,811,912	Steinhoff International H Nv *	08/12/2016 - 08/12/2026	(518,044)
	Oil & Gas Services - (0.19%)
2,085,870	SBM Offshore NV *	08/22/2016 - 08/20/2026	(101,807)
	Total Netherlands		$(1,322,913)
	Portugal - (0.48%)
	Media - (0.48%)
1,846,868	ZON OPTIMUS SGPS SA *	11/19/2015 - 11/14/2025	(255,245)
	Total Portugal		$(255,245)
	South Africa - (0.06%)
	Food Service - (0.06%)
1,079,750	Bid Corp. Ltd.	07/08/2016 - 07/08/2026	(31,637)
	Total South Africa		$(31,637)
	Switzerland - (0.07%)
	Building Materials - (0.06%)
2,697,946	SIKA FIN I CFD *	09/06/2016 - 09/04/2026	(28,574)
	Cosmetics/Personal Care - 0.07%
985,377	Oriflame Holding AG *	09/16/2016 - 09/16/2026	35,968
	Telecommunications - (0.08%)
1,722,471	Sunrise Communications Group AG	09/06/2016 - 09/04/2026	(42,637)
	Total Switzerland		$(35,243)
	United Kingdom - 0.63%
	Aerospace & Defense - (0.02%)
1,834,712	Rolls-Royce Holdings PLC *	07/05/2016 - 07/03/2026	(12,582)
	Agriculture - 0.08%
2,808,516	British American Tobacco PLC	08/09/2016 - 08/07/2026	43,664

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2016 Fair Value
	Contracts for Difference, net - (continued)
	Contracts for Difference - Long - (continued)
	Food - (0.05%)
$318,160	J Sainsbury PLC	03/15/2016 - 03/13/2026	$(24,902)
	Home Builders - 0.26%
1,031,020	Taylor Wimpey PLC	07/12/2016 - 07/10/2026	137,322
	Investment Companies - 0.11%
1,382,277	Melrose Industries PLC *	09/08/2016 - 09/09/2026	57,468
	Packaging & Containers - 0.25%
2,072,550	RPC Group PLC	08/12/2016 - 08/12/2026	132,616
	Total United Kingdom		$333,586
	Total Contracts for Difference - Long		$(2,373,866)
	Contracts for Difference - Short - (0.27%)
	Denmark - 0.09%
	Food - 0.00%
(832,406)	CHR Hansen Holding A/S *	09/30/2016 - 09/30/2026	989
	Pharmaceuticals - 0.09%
(1,094,188)	Novo Nordisk A/S-B *	09/29/2016 - 09/30/2026	44,833
	Total Denmark		$45,822
	Finland - 0.04%
	Forest Products & Paper - 0.04%
(1,490,099)	Stora Enso OYJ-R SHS	08/05/2016 - 08/05/2026	18,305
	Total Finland		$18,305
	France - (0.05%)
	Airlines - 0.09%
(805,772)	Air France-KLM *	08/16/2016 - 08/14/2026	47,933
	Auto Parts & Equipment - (0.14%)
(923,395)	Faurecia *	08/05/2016 - 08/05/2026	7,805
(775,159)	VALEO SA *	08/16/2016 - 08/14/2026	(83,853)
	Total France		$(28,115)
	Germany - (0.04%)
	Aerospace & Defense - (0.20%)
(1,315,664)	MTU AERO ENG. HLDG AG	03/02/2016 - 03/04/2026	(106,119)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2016 Fair Value
	Contracts for Difference, net - (continued)
	Contracts for Difference - Short - (continued)
	Airlines - 0.12%
$(803,048)	Deutsche Lufthansa AG *	08/16/2016 - 08/14/2026	$67,306
	Chemicals - (0.14%)
(1,481,344)	BASF SE *	08/12/2016 - 08/12/2026	(74,781)
	Media - 0.18%
(1,314,983)	PROSIEBEN SAT 1 MEDIA SE	01/29/2016 - 01/29/2026	95,401
	Telecommunications - 0.00%
(863,168)	FREENET AG	12/22/2015 - 12/22/2025	(1,390)
	Total Germany		$(19,583)
	Netherlands - 0.07%
	Auto Manufacturers - (0.05%)
(1,086,004)	Fiat Chrysler Automobiles NV *	09/30/2016 - 09/30/2026	(27,062)
	Machinery-Diversified - 0.12%
(1,566,226)	CNH Industrial NV	08/16/2016 - 08/14/2026	64,225
	Total Netherlands		$37,163
	Sweden - (0.16%)
	Commercial Services - (0.07%)
(1,484,967)	INTRUM JUSTITIA AB *	06/20/2016 - 04/23/2026	(37,996)
	Food - (0.09%)
(1,487,560)	AXFOOD AB NPV	02/22/2016 - 02/20/2026	(44,904)
	Total Sweden		$(82,900)
	Switzerland - 0.08%
	Building Materials - (0.04%)
(1,136,543)	LafargeHolcim Ltd. *	08/16/2016 - 08/14/2026	(19,059)
	Telecommunications - 0.12%
(1,680,951)	Swisscom AG	07/21/2016 - 07/22/2026	61,365
	Total Switzerland		$42,306
	United Kingdom - (0.30%)
	Diversified Financial Services - 0.00%
(700,758)	Hargreaves Lansdown PLC	09/30/2016 - 09/30/2026	100
	Food - (0.17%)
(470,873)	WM Morrison Supermarkets PLC	06/30/2016 - 03/20/2026	(87,176)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2016 Fair Value
	Contracts for Difference, net - (continued)
	Contracts for Difference - Short - (continued)
	Lodging - (0.13%)
$(1,097,687)	InterContinental Hotels Group PLC *	09/30/2016 - 09/30/2026	$(19,021)
(495,830)	Whitbread PLC *	07/06/2016 - 07/08/2026	(51,494)
	Total United Kingdom		$(157,591)
	Total Contracts for Difference - Short		$(144,593)
	Total Contracts for Difference, net		$(2,518,459)

* Non-income producing securities.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Contracts for Difference - By Industry	September 30, 2016 Percentage of Members’ Capital (%)
Aerospace & Defense	(0.22)
Agriculture	0.08
Airlines	0.21
Auto Manufacturers	(0.05)
Auto Parts & Equipment	(0.44)
Building Materials	(0.10)
Chemicals	(0.23)
Commercial Services	0.26
Cosmetics/Personal Care	0.07
Diversified Financial Services	0.00
Food	(1.18)
Food Service	(0.06)
Forest Products & Paper	0.04
Home Builders	0.26
Home Furnishings	(1.44)
Internet	(0.52)
Investment Companies	0.11
Lodging	(0.13)
Machinery-Diversified	0.12
Media	(0.30)
Metal Fabricate/Hardware	0.09
Oil & Gas Services	0.09
Packaging & Containers	0.25
Pharmaceuticals	0.09
Retail	(1.92)
Software	0.13
Telecommunications	0.04
Total Contracts for Difference	(4.75)%

Susa Registered Fund, L.L.C.

The Company recognizes transfers into and out of levels at the end of the reporting period. There were no such transfers for the period from January 1, 2016 to September 30, 2016.

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Company’s investments at fair value.

Investments measured at fair value	Level 1	Level 2	Level 3	Total
Assets:
Contracts for Difference
Total	$—	$1,288,006	$—	$1,288,006
Liabilities:
Contracts for Difference
Total	$—	$(3,806,465)	$—	$(3,806,465)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Susa Registered Fund, L.L.C.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	November 21, 2016

By (Signature and Title)*		/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	November 21, 2016

*	Print the name and title of each signing officer under his or her signature.